Shareholder Report, Line Graph (Details) 123822_Hotchkis - Wiley Mid-Cap Value Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 19,534	$ 19,339	$ 16,722	$ 14,638	$ 15,019	$ 7,756	$ 11,371	$ 13,296	$ 11,658	$ 9,475	$ 24,026
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,114	28,721	23,327	19,610	22,767	15,792	14,824	13,602	11,851	10,000	$ 40,672
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Value Index
Accumulated Value	21,683	19,441	17,361	15,711	17,456	11,405	12,932	12,473	11,593	10,000	$ 27,455
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Index
Accumulated Value	$ 25,536	$ 22,165	$ 19,637	$ 17,087	$ 20,660	$ 13,792	$ 14,108	$ 13,084	$ 11,648	$ 10,000	$ 31,060